Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
18.	COMMITMENTS AND CONTINGENCIES
Litigation Risk
From time to time, the Company may become involved in various legal actions arising in the ordinary course of business. Management is of the opinion that the ultimate liability, if any, from these actions will not have a material effect on its financial condition or results of operations.
The Company is currently involved in litigation described below with one of the Company’s stockholders, Dr. Gary S. Donovitz (“Donovitz”) (the “Donovitz Litigation”). The outcome of the Donovitz Litigation, regardless of the merits, is inherently uncertain. At this point in time, the Company cannot predict the length of the Donovitz Litigation or the ultimate liability, if any, which may arise therefrom. In addition, litigation and related matters are costly and may divert the attention of the Company’s management and other resources that would otherwise be engaged in other activities. However, the Donovitz Litigation is not expected to have a material adverse effect on the consolidated results of operations or financial position of the Company.
On June 23, 2022, Donovitz sued Haymaker Sponsor, LLC, the Company’s outside legal counsel, and certain Company executive officers and directors in the District Court of Dallas County, Texas (the “Donovitz Dallas Action”),generally alleging fraud, fraudulent inducement, negligent misrepresentation, a breach of the covenant of good faith and fair dealing, breaches of fiduciary duties, and/or aiding and abetting those alleged breaches against the defendants (the “Donovitz Claims”). Donovitz subsequently dismissed without prejudice the Donovitz Claims brought in the Donovitz Dallas Action, and the Court entered an order of dismissal without prejudice on March 28, 2023.
On July 11, 2022, the Company sued Donovitz in the Delaware Court of Chancery, pursuing injunctive relief to prevent Donovitz from proceeding with the litigation in the Donovitz Dallas Action in Texas (the “First Delaware Action”). The Company seeks to enforce (a) the Company’s certificate of incorporation, which mandates that stockholders must bring certain actions, including some or all of the Donovitz Claims, exclusively in Delaware, and (b) the Business Combination Agreement, by which Donovitz consented to the exclusive jurisdiction of the Delaware Court of Chancery and agreed that Delaware law governs any related claims, including some or all of the Donovitz Claims. Pending a ruling from the Delaware Court of Chancery, Donovitz agreed to stay all answer dates in the Donovitz Dallas Action. Then, on March 23, 2023, Donovitz filed an amended answer and counterclaims in the First Delaware Action generally reasserting the Donovitz Claims he had previously brought in the Donovitz Dallas Action. On August 24, 2023, Donovitz filed amended counterclaims in the First Delaware Action, again generally reasserting the Donovitz Claims previously brought in the Donovitz Dallas Action but also asserting derivative claims against the Company’s directors. On October 23, 2023, the Company filed its response to Donovitz’s amended counterclaims.
On August 24, 2022, Donovitz sued the Company, including certain executive officers and directors of the Company, in the Delaware Court of Chancery, seeking (a) a status quo order preventing the defendants from diluting any stockholder’s equity or voting power, (b) an injunction requiring the defendants to convene a special meeting of the stockholders, and (c) a request to either void a portion of the Company’s Certificate of Incorporation or allow stockholders to elect directors to a vacancy on the board in accordance with Delaware General Corporate Law (the “Second Delaware Action”). On September 8, 2022, the Delaware Court of Chancery denied Donovitz’s request for injunctive relief, determining that expedited proceedings and a status quo order were both unwarranted and rejecting a mandated meeting of the stockholders.
On August 2, 2022, the Company sued Donovitz, Lani Hammonds Donovitz, and Lani D. Consulting in the District Court of Dallas County, Texas, seeking injunctive relief to enforce non-disparagement
obligations of that certain founder advisory agreement with Donovitz and the independent contractor agreement with Lani Hammonds Donovitz, both of which were entered into by the subject parties in connection with the Business Combination (the “Biote Dallas Action”). The Company successfully obtained a temporary restraining order to enforce the non-disparagement
obligations of Donovitz and Lani Hammonds Donovitz. The parties subsequently entered into an agreed order that the temporary restraining order will stay in effect until the entry of a final judgment. On August 23, 2022, the defendants filed an answer in the Biote Dallas Action, which included affirmative defenses to the Company’s claims and certain counterclaims and third-party claims against certain executive officers of the Company. On April 12, 2023, Lani Hammonds Donovitz, individually and on behalf of Lani D Consulting, dismissed with prejudice all of her counterclaims and third-party claims in the Biote Dallas Action, and subsequently agreed to a permanent injunction in favor of the Company, which was entered by the Court on April 17, 2023.
After the filing of the Biote Dallas Action, the Company amended its claim in the First Delaware Action to also seek an injunction to prevent Donovitz from proceeding with certain of the affirmative defenses, counterclaims, and third-party claims filed by the defendants on August 23, 2022. On November 4, 2022, the Delaware Court of Chancery denied that request for injunctive relief, permitting the Biote Dallas Action and all defenses and claims asserted therein to proceed in Texas.
A jury trial in the Biote Dallas Action was to commence on September 11, 2023, to address the Company’s affirmative claim for breach of contract, request for a permanent injunction, as well as the counterclaims and third-party claims asserted by Donovitz. On August 17, 2023, Donovitz nonsuited without prejudice all of his counterclaims and third-party claims in the Biote Dallas Action, leaving only the Company’s affirmative claim against Donovitz to be tried on September 11, 2023. On September 8, 2023, three days before the scheduled trial in the Biote Dallas Action, Donovitz agreed to stipulate that he breached his contract, and Donovitz agreed to a partial judgment and the entry of a permanent injunction against him, which was signed by the Court on September 9, 2023.
The Company sought recovery of its attorneys’ fees against Donovitz in a jury trial that began on October 30, 2023. On November 2, 2023, the jury returned a verdict awarding the Company $4.7 million plus the potential for an additional $0.2 million for future fees, which constituted all of the attorneys’ fees that the Company had sought against Donovitz in the Biote Dallas Action.
On November 16, 2023, Donovitz, as trustee for the Gary S. Donovitz 2012 Irrevocable Trust, together with Biote Management, LLC, sued Biote Holdings, LLC and BioTE Medical, LLC in the Delaware Court of Chancery. Donovitz sought inspection of the books and records of Biote Holdings, LLC. The parties stipulated to dismissal of BioTE Medical, LLC and agreed to stay the case pending completion of the parties’ scheduled mediation.
On February 13, 2024, the Company and Donovitz, through mediation, executed a binding settlement term sheet to resolve all remaining outstanding litigation with Donovitz. Pursuant to the settlement term sheet, the Company and other parties thereto have agreed to prepare and enter into a definitive settlement agreement, which will supersede the settlement term sheet and substantially incorporate the terms thereof. Pursuant to the settlement term sheet, the Company will repurchase all of the Class A common units of Biote Holdings, LLC, the Class V common stock of Biote and the Class A common stock of the Company, currently beneficially owned by Donovitz for approximately $76.9 million in the aggregate. The Company will repurchase the shares over a three-year period commencing on the date the definitive settlement agreement is signed. In addition, the Company and Donovitz have agreed to, among other things, (i) a customary mutual release of all claims arising out of or relating to the Donovitz Litigation, (ii) the termination of the founder advisory agreement, dated as of May 18, 2022, by and between Donovitz and BioTE Medical, LLC, (iii) two year non-compete
and
non-solicitation
agreements for Donovitz and (iv) the negotiation of and entry into a voting agreement with customary terms acceptable to the Company.
Tax Distributions
To the extent the Company has funds legally available, the board of directors will approve distributions to each stockholder on a quarterly basis, in an amount per share that, when added to all other distributions made to such stockholder with respect to the previous calendar year, equals the estimated federal and state income tax liabilities applicable to such stockholder as the result of its, his or her ownership of the units and the associated net taxable income allocated with respect to such units for the previous calendar year.